INCOME TAX EXPENSE	12 Months Ended
Dec. 31, 2022
INCOME TAX EXPENSE

21 INCOME TAX EXPENSE

	2020	2021	2022
	S$	S$	S$

Current tax liability	-	-	1,640

CYTOMED THERAPEUTICS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Years ended December 31, 2020, 2021 and 2022

The tax on the Group’s loss before tax differs from the theoretical amount that would arise using the Singapore standard rate of income tax as follows:

	2020	2021	2022
	S$	S$	S$

Loss before income tax	(1,935,626)	(2,051,903)	(3,129,812)

Tax calculated at tax rate of 17%	(329,056)	(348,823)	(532,068)
Effects of:
- different tax rates in other countries	(69,479)	66,321	(41,874)
- deferred tax assets not recognized	236,754	214,613	327,624
- expenses not deductible for tax purposes	173,669	75,270	268,077
- income not subject to tax	(11,888)	(7,381)	(20,119)
Income tax expenses	-	-	1,640

The Group has unused tax losses of approximately S$1,741,000, S$3,016,000 and S$4,501,000 and unabsorbed capital allowance of approximately of S$789,000, S$776,000 and S$1,218,000 at December 31, 2020, 2021 and 2022, available for offset against future profits, respectively. The tax losses and capital allowances have no expiry except for tax losses amounting to approximately S$2,139,000 (2020: S$967,000 and 2021: S$1,624,000) which can only be carried forward up to 10 years. No deferred tax asset has been recognized in respect of these tax losses due to the unpredictability of future profit streams.

	2020	2021	2022
	S$	S$	S$

Unutilized tax losses
At beginning of year	666,000	1,741,000	3,016,000
Addition	1,075,000	1,275,000	1,485,000
At end of year	1,741,000	3,016,000	4,501,000

Unabsorbed capital allowance
At beginning of year	471,000	789,000	776,000
Addition /(Utilization)	318,000	(13,000)	442,000
At end of year	789,000	776,000	1,218,000

Total	2,530,000	3,792,000	5,719,000

Unrecorded deferred tax benefits @ 17%	430,100	644,640	972,230

CYTOMED THERAPEUTICS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Years ended December 31, 2020, 2021 and 2022